Nature of Organization	12 Months Ended
Dec. 31, 2013
Nature of Organization [Text Block]
NOTE 1 – Nature of Organization

KonaRed Corporation (“KonaRed”, "KonaRed Corporation", "us", “we”, the “Registrant”, or the “Company”) was incorporated in the State of Nevada on October 4, 2010 as TeamUpSport Inc. Prior to, and in anticipation of, closing of an asset purchase agreement (the "Asset Agreement") with Sandwich Isles Trading Co, Inc. ("Sandwich Isles"), on September 9, 2013 our company effected a name change by merging with our wholly-owned Nevada subsidiary named “KonaRed Corporation” with our company as the surviving corporation under the new name “KonaRed Corporation”. On October 4, 2013 pursuant to the terms the Asset Agreement, we acquired substantially all of the assets, property and undertaking of the health beverage and food business (the "Business") operated under the name “KonaRed” from Sandwich Isles which is engaged in the production and marketing of supplements produced from the fruit of the coffee plant. Sandwich Isles is a private company with facilities in Hawaii and California and was incorporated in Hawaii on August 22, 2008.

As a result of our acquisition of the Business from Sandwich Isles, on October 4, 2013 we ceased to be a “shell company” as defined in Rule 12b-2 of the Securities Exchange Act of 1934 (the “Exchange Act”).